Prepayments and other current assets	12 Months Ended
Aug. 31, 2019
Prepayments and other current assets
Prepayments and other current assets

7.   Prepayments and other current assets

Prepayments and other current assets, net consisted of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$

Prepaid rental expense	86,460	131,637	18,400
Loans to third parties	43,385	292,832	40,931
Receivable from a third party payment platform	36,367	44,841	6,268
Prepayments to suppliers	32,460	47,660	6,662
Prepaid income tax, business tax, VAT and other surcharges	15,910	15,238	2,130
Deposits	11,718	16,265	2,273
Other receivables	7,348	8,243	1,152
Staff advances	8,249	10,196	1,425
Loans to employees	1,050	126	18
Others	10,017	11,749	1,641
Prepayments and other current assets, net	252,964	578,787	80,900